HEDGE ACCOUNTING - Changes in the fluctuation (Details) $ in Millions	12 Months Ended
	Dec. 31, 2021 item	Dec. 31, 2020 item	Dec. 31, 2019 item	Dec. 31, 2021 USD ($)
Disclosure of detailed information about hedges [abstract]
Value of US 1	3,981.16	3,432.50	3,277.14	1.0
Variation	548.66	155.36	27.39